Management of financial risks and financial instruments - Summary of financial liabilities into groupings based on their contractual maturities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	R$ 15,253,376	R$ 20,423,074
Derivative financial liabilities	40,047,687	24,785,416
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	71,779,721	33,340,511
Financial Liabilities At Amortized Cost Securities Trading And Intermediation	18,474,978	16,943,539
Financial Liabilities At Amortized Cost, Financial Instruments Payable	95,248,482	60,365,590
Financial Liabilities At Amortized Cost Borrowings	1,666,432	2,199,422
Financial Liabilities At Amortized Cost Accounts Payables	763,465	948,218
Financial Liabilities At Amortized Cost Other Financial Liabilities	14,730,863	12,231,376
Financial liabilities	257,965,004	171,237,146
Not later than one month [member]
Disclosure of financial assets [line items]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	14,830,405	19,949,021
Derivative financial liabilities	7,176,746	5,580,573
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	71,779,721	32,796,941
Financial Liabilities At Amortized Cost Securities Trading And Intermediation	18,474,978	16,943,539
Financial Liabilities At Amortized Cost, Financial Instruments Payable	6,140,457	3,812,510
Financial Liabilities At Amortized Cost Borrowings	0	0
Financial Liabilities At Amortized Cost Accounts Payables	763,465	948,218
Financial Liabilities At Amortized Cost Other Financial Liabilities	9,124,704	5,815,141
Financial liabilities	128,290,476	85,845,943
Later than one month and not later than three months [member]
Disclosure of financial assets [line items]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	0	0
Derivative financial liabilities	3,336,329	2,719,744
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	0	543,570
Financial Liabilities At Amortized Cost Securities Trading And Intermediation	0	0
Financial Liabilities At Amortized Cost, Financial Instruments Payable	16,786,357	8,383,531
Financial Liabilities At Amortized Cost Borrowings	0	10,796
Financial Liabilities At Amortized Cost Accounts Payables	0	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	1,560,439	756,864
Financial liabilities	21,683,125	12,414,505
Later than three months and not later than one year [member]
Disclosure of financial assets [line items]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	0	0
Derivative financial liabilities	10,134,377	6,773,980
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	0	0
Financial Liabilities At Amortized Cost Securities Trading And Intermediation	0	0
Financial Liabilities At Amortized Cost, Financial Instruments Payable	29,109,323	10,690,918
Financial Liabilities At Amortized Cost Borrowings	1,666,432	2,188,626
Financial Liabilities At Amortized Cost Accounts Payables	0	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	3,584,285	4,588,231
Financial liabilities	44,494,417	24,241,755
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	0	0
Derivative financial liabilities	11,738,481	7,873,062
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	0	0
Financial Liabilities At Amortized Cost Securities Trading And Intermediation	0	0
Financial Liabilities At Amortized Cost, Financial Instruments Payable	37,796,433	36,648,126
Financial Liabilities At Amortized Cost Borrowings	0	0
Financial Liabilities At Amortized Cost Accounts Payables	0	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	461,435	1,056,580
Financial liabilities	49,996,349	45,577,768
Later than five years [member]
Disclosure of financial assets [line items]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	422,971	474,053
Derivative financial liabilities	7,661,754	1,838,057
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	0	0
Financial Liabilities At Amortized Cost Securities Trading And Intermediation	0	0
Financial Liabilities At Amortized Cost, Financial Instruments Payable	5,415,912	830,505
Financial Liabilities At Amortized Cost Borrowings	0	0
Financial Liabilities At Amortized Cost Accounts Payables	0	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	0	14,560
Financial liabilities	R$ 13,500,637	R$ 3,157,175